INCOME TAXES - Narrative (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Taxes Disclosure [Line Items]
Effective tax rate	46.60%	(18.20%)	43.20%	(133.70%)